Income Taxes - Schedule Of The Beginning And Ending Amount Of Gross Unrecognized Tax Benefits (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance as the beginning of the year	$ 49,255	$ 49,255
Increases related to prior year tax positions	0	0
Increases related to current year tax positions	0	0
Balance as the end of the year	$ 49,255	$ 49,255